LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
10.	LONG-TERM INVESTMENTS

		As of December 31,
	Note	2016	2017

Equity method investments:
Social Finance Inc. ("SoFi")	(i)	$231,952	$208,694
Eall (Tianjin) Network Technology Co., Ltd. ("Eall Network")	(xiii)	18,137	18,458
Golden Axe	(ii)	16,243	14,268
Others	(iii)	91,394	77,391

Total equity method investments		357,726	318,811

Cost method investments:
Hylink Advertising Co., Ltd. ("Hylink")	(iv)	2,161	-
StoreDot Ltd. ("StoreDot")	(v)	10,001	10,001
GoGo Tech Holdings Limited ("GoGo")	(vi)	11,127	11,127
Motif Investing Inc. ("Motif")	(vii)	7,700	5,475
LendingHome Corporation ("LendingHome")	(viii)	65,843	65,843
Credit Shop Inc. ("Credit Shop")	(ix)	35,000	-
Eunke Technology Ltd. ("Eunke")	(x)	25,000	13,438
Others	(xi)	37,605	38,913

Total cost method investments		194,437	144,797

Available-for-sale investments:
Snowball Finance Inc. ("Snowball")	(xii)	36,337	26,070
Eall Technology Limited ("Eall")	(xiii)	2,892	2,892
268V Limited	(xiv)	24,170	12,207
Omni Prime Inc. ("Omni")	(xv)	27,053	27,637
Zhu Chao Holding Company Limited ("Zhu Chao")	(xvi)	18,722	-
Hylink Advertising Co., Ltd.	(iv)	-	9,794
Others	(xvii)	34,011	23,158

Total available-for-sale investments		143,185	101,758

Total long-term investments		$695,348	$565,366

Equity method investments

(i)
In September 2012, March 2014, January 2015, and October 2015, the Company entered into agreements to purchase 5,573,719 Series B Preferred Shares, 6,020,695 Series D Preferred Shares, 2,361,116 Series E Preferred Shares and 9,507,933 Series F Preferred Shares issued by SoFi at a price of $8.79 per Series B Share, $3.45 per Series D Share, $9.46 per Series E Share and $15.78 per Series F Share for a total consideration of $242,120. In November 2012, SoFi split 1 Series B Preferred Share into 4 Series B Preferred Shares and the Company held 22,294,876 Series B Preferred Shares after that. In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926, recording a realized gain amounting to $58,335 in (Loss) earnings in equity method investments, net of tax on the consolidation statement of operations  for the year ended December 31, 2017. The Company held 21.06% and 14.97% equity interest of SoFi as of December 31, 2016 and 2017, respectively and recognized its share of gain in SoFi of $3,902, loss of $3,968 and gain of $10,333 for the years ended December 31, 2015, 2016 and 2017, respectively. The Company accounted for this investment as equity method as of December 31, 2016 and continued to do so during the year ended December 31, 2017 as it believes it is able to exert significant influence through its board seat combined with the board seats held by the Company's two major shareholders on SoFi's board of directors.

(ii)
In January 2015, the Company entered into an agreement to purchase 2,000,000 Ordinary Shares and 26,081,176 Series B Preferred Shares issued by Golden Axe Inc. for a total consideration of $18,943 (the "Consideration"). The Company paid $1,143 in December 2015 and $7,167 of the Consideration was settled by both paying cash and forgiving previous loans provided to Golden Axe Inc. in January 2016, at which point, $10,633 of the Consideration remained outstanding. In 2016, concurrent with a restructuring of Golden Axe, the Company entered into a subsequent agreement to acquire 20.46% equity interest of a related entity, Shenzhen Golden Axe Co, Ltd. (collectively with Golden Axe Inc., "Golden Axe"), for the remainder of the Consideration of $10,633. The Company held 20.46% equity interest of Golden Axe as of December 31, 2017 and recognized its share of loss of $nil, $2,275 and $2,496 for the years ended December 31, 2015, 2016 and 2017, respectively.

(iii)	Others represents other equity method investments with individual carrying amounts less than $15,000 as of December 31, 2016 and 2017, respectively.

The summarized financial information for all of the Company’s equity method investments were as follows:

	As of December 31,
	2016	2017

Total current assets	$7,176,015	$10,070,446
Total assets	$7,250,680	$10,151,227
Total current liabilities	$5,200,536	$7,825,929
Total liabilities	$5,340,139	$7,997,108
Noncontrolling interests	$443,885	$-

	For the years ended December 31,
	2015	2016	2017

Net revenues	$199,069	$406,686	$673,420
Gross profits	$167,512	$351,782	$579,076
(Loss) income from continuing operations	$(58,658)	$(25,455)	$30,669
Net (loss) income	$(58,658)	$(25,455)	$30,669

Cost method investments

(iv)
In April 2011, the Company acquired 2% equity interest of Hylink at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment.

In August 2017, Hylink successfully listed on the Shanghai Stock Exchange in China. The Company reclassified the investment as available-for-sale securities. Unrealized holding gains of $7,489 were reported in other comprehensive income for the year ended December 31, 2017.

(v)
In August 2014, the Company entered into an agreement to purchase Series B Preferred Shares issued by StoreDot for a  total cash consideration of $10,001 and held 6.06% equity interest of StoreDot. The Company was not able to exercise significant influence over the operating and financial decisions of StoreDot, and thus the Company used the cost method to account for its investment.

(vi)
In November 2014, the Company entered into an agreement to acquire 10% equity interest of GoGo for a total consideration of $8,100. In May 2015, June 2015 and May 2016, the Company acquired additional equity interest of GoGo for a total consideration of $5,000, $3,000 and $500, respectively. The Company held 13.89% and 10.48% equity interest of GoGo as of December 31, 2015 and 2016, respectively. The Company was not able to exercise significant influence over the operating and financial decisions of GoGo, and thus the Company used the cost method to account for its investment. As of December 31, 2016, as a result of a decrease in fair value of GoGo from its new financing in 2016, the Company performed an impairment analysis and recognized an OTTI loss of $5,473 during the year ended December 31, 2016.

(vii)
In January 2015, the Company entered into an agreement to purchase 5,579,734 Series E Preferred Shares issued by Motif for a total consideration of $40,000 and held 10% equity interest of Motif as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of Motif, and thus the Company used the cost method to account for its investment. As a result of a failure to achieve Motif’s business plan and deterioration of its results, the Company performed an impairment analysis and recognized an OTTI loss of $32,300 and $2,225 during the years ended December 31, 2016 and 2017, respectively.

(viii)
In March 2015, the Company entered into an agreement to purchase 6,153,999 Series C Preferred Shares issued by LendingHome for a total consideration of $65,843 and held 14.72% equity interest of LendingHome as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of LendingHome, and thus the Company used the cost method to account for its investment.

(ix)
In January 2015, the Company acquired 204,471 Series A Preferred Shares issued by Credit Shop at a price of $73.36 for a total consideration of $15,000. Additionally, the parties also reached an agreement, whereby the Company would provide a revolving line of credit up to $15,000 to Credit Shop. That agreement also included an option whereby the Company or Credit Shop have the option to convert the full $15,000 revolving line into Series A Preferred Shares of Credit Shop. Prior to or in conjunction with the exercise of the option, the Company is required to have fully funded the $15,000 revolving loan. Additionally, upon the exercise of the option, the Company is also required to purchase additional Series A Preferred Shares from Credit Shop in the amount of $5,000.

Such option is not legally detachable or transferable and therefore was not separately accounted. In December 2015, Credit Shop exercised the option; the Company therefore purchased $20,000 of Series A Preferred Shares in February 2016. As of December 31, 2016, the Company held 40.99% equity interest of Credit Shop. The Company accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock.

During the year ended December 31, 2017, as a result of a failure to achieve CreditShop’s business plan and deterioration of the its financial results, the Company performed an impairment analysis. As a result, the Company recognized an OTTI loss amounting to $35,000 during the year ended December 31, 2017.

(x)
In March 2015, the Company entered into an agreement to purchase 4,770,131 Series B Preferred Shares issued by Eunke for a total consideration of $25,000, and held 21.9% equity interest of Eunke as of December 31, 2015. The Company accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock. In determining the fair value of the investment in Eunke, as a result of a failure to achieve Eunke’s business plan and deterioration of its financial results, the Company applied the market approach using unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, and initial public offering, and recognized an OTTI loss amounting to $11,562 during the year ended December 31, 2017.

(xi)
Others represents other cost method investments with individual carrying amount less than $10,000 as of December 31, 2016 and 2017, respectively.

In the third quarter of 2017, the Company disposed Mapbar, a cost method investment acquired in 2011, to an unrelated investor for a total consideration of US$37,311, of which US$32,726 was received as of December 31, 2017 and the rest amount were received in January 2018. The investment was fully impaired during the year ended December 31, 2013, and therefore, a total of $37,311 gain on disposal of investment was recognized in 2017.

Available-for-sale investments

Long-term available-for-sale investments represent convertible redeemable preferred shares, convertible debt and equity securities. As of December 31, 2016 and 2017, the Company held following long-term available-for-sale investments:

	As of December 31, 2017				As of December 31, 2016
		Gross	Other-than			Gross	Other-than
		unrealized	-temporary	Fair		unrealized	-temporary	Fair
	Cost	gains	impairment	value	Cost	gains	impairment	value

Convertible redeemable preferred shares	$165,524	$9,745	$(89,805)	$85,464	$172,928	$16,387	$(50,830)	$138,485
Convertible debt	7,500	-	(1,000)	6,500	4,700	-	-	4,700
Equity securities	2,305	7,489	-	9,794	-	-	-	-

Total	$175,329	$17,234	$(90,805)	$101,758	$177,628	$16,387	$(50,830)	$143,185

(xii)
In November 2014, the Company acquired 35,040,427 Series C Preferred Shares issued by Snowball at a price of $0.9988 per share. As part of the acquisition, the Company received a detachable preferred share warrant, exercisable within 2 years of the share acquisition, to (1) purchase additional up to 8,872,590 Series C Preferred Share at a price of $1.6906 per share; (2) if Snowball issued subsequent equity securities, purchase such subsequent equity securities at a price amounting to the lower of $1.6906 and the per share price paid by investors purchasing such subsequent equity securities. The total consideration for the purchase of Series C Preferred Shares and warrant was $34,998, of which $901 was allocated to the value of warrant based on its fair value at the acquisition date. The Company did not exercise the warrant and it expired in September 2016. As a result, the Company recorded a loss of $901 in 2016.

The Company has determined that the Series C Preferred Shares are redeemable at the option of the investors according to the redemption terms further included below:

(1)
Each holder of the preferred shares then outstanding may require Snowball to redeem all but not less than all of the then outstanding preferred shares held by such requesting holder, at any time after the earliest of (i) five years from the issuance of the preferred shares if there is no firm commitment underwritten registered public offering of the shares or other securities of Snowball, (ii) any material adverse change in the regulatory environment, or (iii) any material breach by Snowball and/or the founders of Snowball of the preferred share purchase agreements, the shareholders’ agreement, the Amended Memorandum and Articles of Snowball, or other relevant agreements and documents.

(2)
The redemption price per preferred share shall be the sum of the original issue price (as adjusted) and all declared but unpaid dividends, plus an assumed 8 percent compounded per annum return for each year the preferred shares were outstanding.

As such, the Company determined that the shares are debt securities in nature and accounted for those as available-for-sale securities. The Company performed an impairment analysis and recognized an OTTI loss of $9,989 during the year ended December 31, 2017. In determining the fair value of the investment in Snowball Finance Inc., the Company applied the market approach using unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, and initial public offering. Unrealized holding gains of $803 and loss of $278 were reported in other comprehensive income for the years ended December 31, 2016 and 2017, respectively.

(xiii)
In September 2014, the Company entered into an agreement to purchase 5,321,428 Series B-1 Preferred Shares and 649,351 Series B-2 Preferred Shares issued by Eall at a price of $3.08 per Series B-1 share and $2.62 per Series B-2 share for a total consideration of $18,090. In July 2015, the Company purchased an additional 652,598 Series B-1 Preferred Shares at a price of $3.08 per Series B-1 share for a total consideration of $2,010. The Company has determined that all of the purchased shares are redeemable at the option of the investors according to the redemption terms further included below:

(1)
Each holder of the then outstanding preferred shares may require that Eall redeem all or part of the preferred shares then outstanding, on or after the earlier of (i) January 1, 2019, or (ii) the occurrence of any material breach or violation of any of the Memorandum and Articles of Eall, the preferred share purchase agreements, the shareholders agreement, and other relevant agreements and documents and/or the applicable laws by Eall or any direct or indirect holder of the ordinary shares of Eall.

(2)
The redemption price per preferred share shall be the amount equal to 100 percent of the original issue price, plus all accrued or declared but unpaid dividends on such preferred shares (subject to adjustments for share split, share dividend, reclassification or other similar events).

As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities.

In July 2016, Eall conducted a restructuring such that the Company ultimately held a 20.4% investment in both Eall and Eall Network, a shell company controlled by the founding shareholders of Eall. The Company still accounted the investment in Eall as available-for-sale investment as there were no changes to the nature and redemption rights of the investment and recorded its investment at fair value as of December 31, 2016 and 2017.

Additionally, the Company accounted for its investment in Eall Network as an in-substance common stock investment over which the Company could exercise significant influence. As a result, the Company recorded its investment in Eall Network as an equity method investment at $17,937 based on the fair value of the investment at the time of the restructuring. The Company recognized its share of loss of $200 and gain of $321 related to its investment in Eall Network for the years ended December 31, 2016 and 2017, respectively.

(xiv)
In January 2015, the Company entered into an agreement to purchase 64,281,655 Series D Preferred Shares issued by 268V Limited for a total consideration of $75,000. The Company has determined that the Series D Preferred Shares are redeemable at the option of the investors according to the redemption terms further included below:

(1)
At the option of a holder of the preferred shares, 268V Limited shall redeem all, or any, of the outstanding preferred shares held by the requesting holder, at any time after the earliest of (i) the date that there is a material breach by 268V Limited or by any direct or indirect owners of the ordinary shares of 268V Limited, of the preferred share purchase agreements, the shareholder agreement, the restated Articles, and other relevant agreements and documents, (ii) any material adverse change in the regulatory environment that will cause the agreements that provide 268V Limited the control over its variable interest entity to be invalid or unenforceable, or (iii) the failure by 268V Limited to complete a firm underwritten public offering of the shares or other equity securities within five years from the issuance date of the preferred shares.

(2)
The redemption price shall be equal to the greater of (i) an amount equal to the sum of the original issue price (as adjusted), plus an assumed 12 percent compounded per annum return for each year the preferred shares were outstanding, and all declared but unpaid dividends thereon up to the date of redemption or (ii) the fair market value of each preferred share.

As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. As a result of a decrease in fair value of 268V Limited from its new financing in 2016 and 2017, the Company performed an impairment analysis and recognized an OTTI loss of $50,830 and $12,085 during the years ended December 31, 2016 and 2017, respectively. In determining the fair value of the investment in 268V Limited, the Company applied the market approach using unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, and initial public offering. Unrealized holding gains of $nil and $122 were reported in other comprehensive income for the years ended December 31, 2016 and 2017, respectively.

(xv)
In July 2015 and March 2016, the Company purchased 14,727,541 Series B Preferred Shares and 510,248 shares of Series B++ Preferred Shares issued by Omni at the price of $1.358 per Series B Preferred Share and $1.96 per Series B++ Preferred Share for a total consideration of $21,000, respectively. The Company has determined that the Series B Preferred Shares and Series B++ Preferred Shares are redeemable at the option of the investor according to the redemption terms further included below:

(1)
If so requested by any holder of the preferred shares, Omni shall redeem all or part of such outstanding preferred shares, at any time after the earliest of (i) July 30, 2021, if Omni has not consummated an underwritten public offering of its ordinary shares, (ii) any change of laws or policy with respect to the validity of the agreements that provide Omni with control over its variable interest entity, (iii) any competent governmental authority having determined that it is illegal for Omni to carry on its business as conducted and as proposed to be conducted in accordance with applicable laws, regulations, policies or discretion of competent governmental authorities, and Omni has been unable to carry on such business for at least 3 consecutive months due to such determination or (iv) any material breach by Omni and/or its founders of the preferred share purchase agreements, shareholder agreement or relevant agreements and documents.

(2)
The price at which each preferred share shall be redeemed shall be equal to the greater of (i) 150 percent of the original issue price of such preferred shares and (ii) the fair market value of such preferred shares.

As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding loss of $2,813 and gain of $584 were reported in other comprehensive income for the years ended December 31, 2016 and 2017, respectively.

(xvi)
In January 2015, the Company entered into an agreement to purchase 1,553,566 Series A Preferred Shares issued by Zhu Chao for a total consideration of $15,000. The Company has determined that the Series A Preferred Shares are redeemable at the option of the investor according to the redemption terms further included below:

(1)
Each holder of the then outstanding preferred shares is entitled to request Zhu Chao to redeem all or part of its outstanding preferred shares on or after the earliest of (i) August 10, 2020, if there has been no firm commitment underwritten public offering of the ordinary shares of Zhu Chao, (ii) the last date of the three-month period commencing from the delivery of notice of the occurrence of any PRC regulatory development by the majority preferred shareholders to Zhu Chao, if, during such three-month period, the ordinary shareholders of Zhu Chao have failed to devise a feasible alternative legal structure reasonably satisfactory to the majority preferred shareholders that will give effect to the rights and preferences of the preferred shareholders under the Memorandum and Articles of Zhu Chao, the preferred share purchase agreement, the shareholder agreement and other relevant agreements and documents (“Zhu Chao Transaction Agreements”), as closely as possible, or (iii) the occurrence of any material breach by Zhu Chao or any holder of the ordinary shares of Zhu Chao of any of the Zhu Chao Transaction Agreements.

(2)
The redemption price per preferred share shall be the amount equal to 200 percent the original issue price of the preferred share, plus all accrued or declared but unpaid dividends on such preferred share.

As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. In determining the fair value of the investment in Zhuchao Holdings Company Limited., as a result of a failure to achieve Zhu Chao’s business plan and deterioration of its operating results, the Company performed an impairment analysis and recognized an OTTI loss amounting to $15,000 during the year ended December 31, 2017. Unrealized holding gains of $nil, $3,722 and loss of $3,722 were reported in other comprehensive income for the years ended December 31, 2015, 2016 and 2017, respectively.

(xvii)	Others represents other long-term available-for-sale investments with individual carrying amount less than $10,000 as of December 31, 2016 and 2017, respectively.

The fair value of long-term available-for-sale investments as measured is further discussed in Note 18.